Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

The following table summarizes the Company’s costs included in the statements of operations related to right of use lease assets entered into through September 30, 2022 (in thousands):

Lease Cost	For the Nine Months Ended September 30, 2022
Operating lease cost
Research and development	$10,459
General and administrative	237
Short-term lease cost	217
Sublease income	(186)
Total lease cost	$10,727

Summary of Right of Use Lease Assets

Other Information	For the Nine Months Ended September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$9,301
Weighted-average remaining lease term-operating leases	6.90
Weighted-average discount rate-operating leases	7.28%

Schedule of Future Minimum Lease Payments

The following table summarizes the Company’s contractual obligations as of September 30, 2022, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Contractual Obligation
Years Ended December 31,	Operating Leases
2022 (excluding the nine months ended September 30, 2022)	$928
2023	3,585
2024	2,643
2025	1,442
2026	1,230
Thereafter	6,970
Total payments	16,798
Less: imputed interest	(5,316)
Less: foreign exchange (gain)/loss	477
Total	$11,959